RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

30       RELATED PARTY TRANSACTIONS

Key Management Compensation

Total compensation paid to key management personnel (including based salaries, bonuses and other benefits), remuneration of directors and other members of key executive management personnel for the year ended December 31, 2025, 2024 and 2023 were $3.4M, $3.9M and $3M , respectively.

Director’s fees

Management had issued 189,795 deferred stock units (DSUs) to certain directors and former directors of the Company in 2016. The DSUs are recognized at the fair value of the Company shares based on the provisions of the agreements and will be settled in cash. The balance of the DSUs as of December 31, 2025 is $2,564 and ($1,216 in December 31, 2024; $688 in December 31, 2023) and is included as part of Trade and other payables.

Iraja Royalty Payments

As part of the Apoena Mines transaction with Yamana Gold Inc. (“Yamana”), Mineracao Apoena S.A. (“Apoena”) entered into a royalty agreement (the “EPP Royalty Agreement”), dated June 21, 2016, with Serra da Borda Mineracao e Metalurgia S.A. (“SBMM”), Yamana’s wholly-controlled subsidiary. Commencing on and from June 21, 2016, Apoena would pay to SBMM a royalty (the “Royalty”) that is equal to 2.0% of Net Smelter Returns on all gold mined or benefited from Apoena (the “Subject Metals”) sold or deemed to have been sold by or for Apoena.

Effective as at such time as Apoena has paid the Royalty on up to 1,000,000 troy ounces of the Subject Metals, the Royalty shall without the requirement for any further act or formality, reduce to 1.0% of Net Smelter Returns on all Subject Metals sold or deemed to have been sold by or for Apoena.

On October 27, 2017, SBMM entered into an agreement (the “Royalty Swap Agreement”) with Iraja Mineracao Ltda., a company controlled by the same controlling group, a third-party company, for the swap of the EPP Royalty with the RDM Royalty (as defined in the Royalty Swap Agreement) with no change to the terms of the royalty calculation. Aura has incurred expenses of the related royalties of $2,674 in the year ended December 31, 2025 ($1,959: 2024; $2,421: 2023).

Royalty Agreement for Aura Almas

The Company, through its wholly owned subsidiaries Almas, maintains a royalty agreement with Irajá Mineração Ltda.., a company controlled by the same controlling group from Aura, whereby the subsidiary pays 1.2% of the Net Smelter Returns on all gold mined or sold. Aura has incurred expenses of the related royalties of $8,172 in the year ended December 31, 2025 ($2,640 in the year ended December 31, 2024; $ 149 in December 31, 2023).

Royalty Agreement for Matupá

The Company, through its wholly owned subsidiary Matupá, maintains a royalty agreement with Irajá Mineração Ltda., a company controlled by the same controlling group from Aura, whereby the subsidiary will pay 1.2% of the Net Smelter Returns on all gold mined or sold, from the moment that is declared commercial production. The subsidiary is currently in care and maintenance.

Dividends payable to Northwestern

Northwestern, a company controlled by the Chairman of the Board, is the majority shareholder of Aura with approximately 47.7% ownership as of December 31, 2025 (54.8% as of December 31, 2024; 53.3% as of December 31, 2023).

In 2025, 2024 and 2023, the Company paid $115.8 million, $42.7 million and $28.2 million respectively of which the amount owed to Northwestern was about $55.2 million, $23.3 million and $15.4 million, respectively.

Employee withholding taxes payable to the Company

In March 2021, certain key executives exercised stock options and received Company shares, triggering a withholding tax obligation that the Company paid on their behalf, as required by local regulations. The Board authorized reimbursement over a period of up to 18 months (extended to September 2025), with interest at or above the Applicable Federal Rate (AFR). The balance was secured by Company shares valued at 150% of the amount due, with provisions for additional collateral or immediate repayment in the event of employment termination. As of December 31, 2024, the outstanding balance was $3,129, which was fully reimbursed by the executive in June 2025.